NestYield Dynamic Income Shield ETF
Schedule of Investments
February 28, 2025 (Unaudited)
COMMON STOCKS - 27.0%		Shares	Value
Consumer Discretionary Products - 0.1%
Tesla, Inc.(a)		22	$6,445

Consumer Discretionary Services - 0.0%(b)
Chipotle Mexican Grill, Inc.(a)		75	4,048

Health Care - 0.7%
Eli Lilly & Co.		79	72,730

Media - 1.6%
Alphabet, Inc. - Class A		159	27,074
Meta Platforms, Inc. - Class A		78	52,119
Netflix, Inc.(a)		85	83,348
Uber Technologies, Inc.(a)		168	12,770
			175,311

Retail & Wholesale - Discretionary - 0.3%
Amazon.com, Inc.(a)		153	32,479

Software & Tech Services - 0.5%
Microsoft Corp.		137	54,388

Tech Hardware & Semiconductors - 23.8%
Apple, Inc.		105	25,393
Broadcom, Inc.		6,167	1,229,885
NVIDIA Corp.		10,758	1,343,889
Taiwan Semiconductor Manufacturing Co. Ltd.		107	19,317
			2,618,484

TOTAL COMMON STOCKS (Cost $3,260,635)			2,963,885

PURCHASED OPTIONS - 0.8%(c)(d)(e)	Notional Amount	Contracts
Call Options - 0.0%(b)
Broadcom, Inc., Expiration: 3/21/2025; Exercise Price: $245.00	$554,873	79	4,503
NVIDIA Corp., Expiration: 3/21/2025; Exercise Price: $156.00	699,552	56	2,912
			7,415

Put Options - 0.8%
SPDR S&P 500 ETF, Expiration: 12/19/2025; Exercise Price: $495.00	594,180	11	10,274
SPDR S&P 500 ETF, Expiration: 12/19/2025; Exercise Price: $500.00	380,874	4	3,952
SPDR S&P 500 ETF, Expiration: 12/19/2025; Exercise Price: $510.00	237,672	13	14,398
SPDR S&P 500 ETF, Expiration: 3/20/2026; Exercise Price: $500.00	118,836	2	2,506
SPDR S&P 500 ETF, Expiration: 3/20/2026; Exercise Price: $510.00	539,700	9	12,501
SPDR S&P 500 ETF, Expiration: 3/21/2025; Exercise Price: $495.00	653,598	11	456
SPDR S&P 500 ETF, Expiration: 3/21/2025; Exercise Price: $500.00	237,672	4	178
SPDR S&P 500 ETF, Expiration: 3/21/2025; Exercise Price: $510.00	772,434	13	663
SPDR S&P 500 ETF, Expiration: 5/16/2025; Exercise Price: $495.00	653,598	11	2,316
SPDR S&P 500 ETF, Expiration: 5/16/2025; Exercise Price: $500.00	237,672	4	912
SPDR S&P 500 ETF, Expiration: 5/16/2025; Exercise Price: $510.00	594,180	13	3,503
SPDR S&P 500 ETF, Expiration: 7/18/2025; Exercise Price: $495.00	735,020	11	4,818
SPDR S&P 500 ETF, Expiration: 7/18/2025; Exercise Price: $500.00	237,672	4	1,876
SPDR S&P 500 ETF, Expiration: 7/18/2025; Exercise Price: $510.00	534,762	13	7,013
SPDR S&P 500 ETF, Expiration: 9/19/2025; Exercise Price: $495.00	212,364	11	7,167
SPDR S&P 500 ETF, Expiration: 9/19/2025; Exercise Price: $500.00	237,672	4	2,774
SPDR S&P 500 ETF, Expiration: 9/19/2025; Exercise Price: $510.00	664,092	13	10,238
			85,545

TOTAL PURCHASED OPTIONS (Cost $169,279)			92,960

SHORT-TERM INVESTMENTS - 73.3%		Shares
Money Market Funds - 20.4%
First American Government Obligations Fund - Class X, 4.29%(f)		2,246,223	2,246,223

U.S. Treasury Bills - 52.9%		Par
3/11/2025, 4.25%(g)		2,114,000	2,111,999
5/15/2025, 4.25%(g)		2,912,000	2,887,243
6/12/2025, 4.20%(g)		815,000	805,431
			5,804,673

TOTAL SHORT-TERM INVESTMENTS (Cost $8,050,173)			8,050,896

TOTAL INVESTMENTS - 101.1% (Cost $11,480,087)			$11,107,741
Liabilities in Excess of Other Assets - (1.1)%			(116,801)
TOTAL NET ASSETS - 100.0%			$10,990,940

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Does not round to 0.1% or (0.1)%, as applicable.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(f)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(g)	The rate shown is the annualized effective yield as of February 28, 2025.

NestYield Dynamic Income Shield ETF
Schedule of Written Options Contracts
February 28, 2025 (Unaudited)
WRITTEN OPTIONS - (5.1)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.3)%
Broadcom, Inc., Expiration: 3/21/2025; Exercise Price: $230.00	$(1,575,497)	(79)	$(19,750)
NVIDIA Corp., Expiration: 3/21/2025; Exercise Price: $140.00	(162,396)	(13)	(2,561)
NVIDIA Corp., Expiration: 3/21/2025; Exercise Price: $143.00	(699,552)	(56)	(8,736)
			(31,047)

Put Options - (4.8)%
Alphabet, Inc., Expiration: 3/21/2025; Exercise Price: $185.00	(698,148)	(41)	(62,730)
Amazon.com, Inc., Expiration: 3/21/2025; Exercise Price: $210.00	(127,368)	(6)	(2,580)
Amazon.com, Inc., Expiration: 3/21/2025; Exercise Price: $225.00	(509,472)	(24)	(33,420)
Apple, Inc., Expiration: 3/21/2025; Exercise Price: $235.00	(48,368)	(2)	(625)
Apple, Inc., Expiration: 3/21/2025; Exercise Price: $245.00	(580,416)	(24)	(17,040)
Chipotle Mexican Grill, Inc., Expiration: 3/21/2025; Exercise Price: $53.00	(404,775)	(75)	(9,675)
Chipotle Mexican Grill, Inc., Expiration: 3/21/2025; Exercise Price: $56.00	(129,528)	(24)	(6,696)
Eli Lilly & Co., Expiration: 3/21/2025; Exercise Price: $900.00	(1,288,882)	(14)	(21,035)
Meta Platforms, Inc., Expiration: 3/21/2025; Exercise Price: $700.00	(935,480)	(14)	(55,650)
Microsoft Corp., Expiration: 3/21/2025; Exercise Price: $410.00	(436,689)	(11)	(17,600)
Microsoft Corp., Expiration: 3/21/2025; Exercise Price: $420.00	(119,097)	(3)	(7,230)
Netflix, Inc., Expiration: 3/21/2025; Exercise Price: $1,010.00	(882,504)	(9)	(40,545)
Netflix, Inc., Expiration: 3/21/2025; Exercise Price: $1,040.00	(196,112)	(2)	(13,270)
NVIDIA Corp., Expiration: 3/21/2025; Exercise Price: $122.00	(187,380)	(15)	(8,250)
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 3/21/2025; Exercise Price: $200.00	(722,120)	(40)	(85,200)
Tesla, Inc., Expiration: 3/21/2025; Exercise Price: $355.00	(175,788)	(6)	(38,190)
Tesla, Inc., Expiration: 3/21/2025; Exercise Price: $345.00	(498,066)	(17)	(92,947)
Uber Technologies, Inc., Expiration: 3/21/2025; Exercise Price: $75.00	(418,055)	(55)	(12,403)
Uber Technologies, Inc., Expiration: 3/21/2025; Exercise Price: $80.00	(121,616)	(16)	(8,040)
			(533,126)

TOTAL WRITTEN OPTIONS (Premiums received $467,915)			$(564,173)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.